UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09141
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust                                                                                             as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 186.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,957,552
		$2,957,552
Education — 5.1%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (1)	$9,299,160
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,423,792
		$12,722,952
Electric Utilities — 11.5%
$6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$6,757,725
1,300	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,233,908
2,000	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,077,920
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,584,222
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	7,684,710
6,950	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	7,554,997
		$28,893,482
Escrowed / Prerefunded — 15.2%
$3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	$3,562,020
35,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	17,291,400
1,000	Halifax, FL, Medical Center, Prerefunded to 10/01/10, 7.25%, 10/1/24	1,116,160
5,000	Illinois Health Facility Authority, (Loyola University Health System), Prerefunded to 7/1/11, 6.00%, 7/1/21	5,385,900
4,300	Louisiana Public Facilities Authority, (Eden Point), Prerefunded to 3/1/09, 6.25%, 3/1/34	4,529,190
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), Prerefunded to 2/15/10, 7.625%, 2/15/28	1,535,940
302	New York, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	301,700
1,290	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	1,482,287

$2,720	Wisconsin Health & Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	$2,897,344
		$38,101,941
General Obligations — 2.0%
$1,500	California, 5.25%, 11/1/29	$1,547,265
3,298	New York City, NY, 5.25%, 6/1/28 (1)	3,433,120
		$4,980,385
Health Care - Miscellaneous — 0.9%
$457	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.00%, 12/1/36	$467,540
1,206	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.25%, 12/1/36	1,236,159
458	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 7.75%, 12/1/36	472,197
		$2,175,896
Hospital — 15.1%
$2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,937,820
600	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	573,402
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,160,384
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,170,696
835	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	861,712
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,003,694
6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	6,191,580
2,635	Highland County, OH, (Joint Township Hospital District), 6.75%, 12/1/29	2,834,180
5,025	Indiana Health & Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	4,840,331
2,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	361,480
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	851,550
7,590	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,091,062
900	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	1,006,245
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,579,069
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,081,520

$500	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	$504,105
2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	2,541,575
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,028,100
1,320	Oneonta, AL, Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	1,412,228
		$38,030,733
Housing — 13.2%
$2,420	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	$2,363,130
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (2)	4,295,960
4,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (2)	4,146,040
2,130	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	2,143,930
1,425	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,300,840
3,045	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	3,388,720
1,715	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	1,718,344
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (2)	4,161,760
2,750	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,787,153
3,395	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,528,390
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,259,740
		$33,094,007
Industrial Development Revenue — 23.9%
$1,780	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$1,791,306
4,135	Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), (AMT), 5.125%, 5/15/33	3,882,103
1,522	Broward County, FL, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,541,773
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,261,897
12,000	Cartersville, GA, Development Authority Sewer and Solid Waste Disposal Facility, (Anheuser-Busch), (AMT), 5.50%, 3/1/44	11,732,160
3,370	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	3,074,653
2,955	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	2,906,656

$1,220	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	$1,175,836
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,503,475
6,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	6,083,940
1,300	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), Variable Rate, 7.75%, 8/1/31	1,493,544
6,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), Variable Rate, 8.00%, 8/1/28	6,951,360
3,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), Variable Rate, 8.50%, 8/1/28	3,951,780
4,350	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,376,144
7,500	St. John Baptist Parish Revenue, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	7,229,025
		$59,955,652
Insured-Electric Utilities — 0.6%
$1,350	Wamego, KS, Pollution Control Revenue, (MBIA), 5.30%, 6/1/31	$1,397,466
		$1,397,466
Insured-General Obligations — 14.4%
$10,500	California, (FGIC), 5.25%, 9/1/30 (1)	$11,003,160
13,000	Illinois Development Finance Authority, (Local Government Program-Elgin School District-U46), (FSA), 0.00%, 1/1/20	7,418,970
2,075	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	1,859,262
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	11,212,376
4,000	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (2)(3)	4,602,240
		$36,096,008
Insured-Hospital — 11.5%
$16,820	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	$6,647,600
19,165	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	7,168,668
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,021,962
12,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 4.75%, 7/1/28 (1)	12,022,920
		$28,861,150

Insured-Housing — 5.6%
$13,710	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	$13,989,374
		$13,989,374
Insured-Pooled Loan — 1.3%
$3,625	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$3,393,435
		$3,393,435
Insured-Special Tax Revenue — 4.4%
$4,100	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$3,942,642
37,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	3,338,496
6,160	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	932,501
12,215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,756,273
7,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,049,079
		$11,018,991
Insured-Transportation — 23.0%
$1,500	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,508,595
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,552,640
2,500	Dallas Fort Worth, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20 (1)	2,603,000
4,930	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.75%, 11/1/30 (1)	5,081,735
4,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 6.125%, 11/1/35 (1)	4,674,960
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	5,591,190
6,600	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,245,288
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	5,444,505
7,200	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37 (1)	7,224,840
9,825	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	10,649,088
7,000	San Antonio, TX, Airport System, (FGIC), (AMT), 5.25%, 7/1/21 (4)	7,152,110
3,000	San Francisco, CA, City and County Airports Commission, (FGIC), (AMT), 6.612%, 5/1/30 (2)(3)	3,015,840
		$57,743,791
Insured-Water and Sewer — 1.0%
$2,730	Marysville, OH, Wastewater Treatment System Revenue, (XLCA), 4.75%, 12/1/46	$2,601,690
		$2,601,690

Nursing Home — 0.8%
$2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	$2,054,420
		$2,054,420
Other Revenue — 23.1%
$1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	$2,140,588
5,800	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/38 (1)	6,300,279
3,160	Golden State Tobacco Securitization Corp., CA, 6.75%, 6/1/39	3,631,409
8,000	Michigan Tobbacco Settlement Finance Authority, 6.00%, 6/1/48	8,037,200
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,560,105
2,300	Northern Tobacco Securitization Corp., 0.00%, 6/1/46	173,972
6,050	Northern Tobacco Securitization Corp., 5.00%, 6/1/46	5,171,056
195	Otero County, NM, Jail Project, 5.50%, 4/1/13	192,369
360	Otero County, NM, Jail Project, 5.75%, 4/1/18	350,395
100	Otero County, NM, Jail Project, 6.00%, 4/1/23	97,091
110	Otero County, NM, Jail Project, 6.00%, 4/1/28	105,058
19,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	20,486,427
3,008	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	3,073,963
8,530	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	930,111
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	546,255
3,000	Tobacco Settlement Financing Corp., VA, 5.625%, 6/1/37 (1)	3,310,350
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26	1,353,702
250	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	254,945
410	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	411,169
		$58,126,444
Senior Living / Life Care — 4.2%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	$2,191,884
1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	909,020
1,700	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,521,245
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (5)	2,523,377
1,855	Massachusetts Development Finance Agency, (Linden Ponds Inc.), 5.75%, 11/15/35	1,793,321
1,905	Massachusetts Development Finance Agency, (Linden Ponds Inc.), 5.75%, 11/15/42	1,833,982
		$10,772,829
Special Tax Revenue — 2.7%
$3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$3,337,958
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09	190,367

$1,150	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.50%, 6/15/24	$1,169,481
2,115	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.75%, 6/15/29	2,192,261
		$6,890,067
Transportation — 4.7%
$1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	$1,427,610
2,025	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	1,913,706
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	886,223
7,500	Kent County Airport Facility, 5.00%, 1/1/25 (1)	7,547,850
		$11,775,389
Water and Sewer — 1.1%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,819,000
		$2,819,000
Total Tax-Exempt Investments — 186.5% (identified cost $455,435,689)		$468,452,654
Other Assets, Less Liabilities — (34.3)%		$(86,242,084)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.2)%		$(131,029,256)
Net Assets Applicable to Common Shares — 100.0%		$251,181,314

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At August 31, 2007, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

Puerto Rico	21.5%
Texas	19.8%
Colorado	15.8%
California	14.4%
New Jersey	10.7%
Others, representing less than 10% individually	104.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from .6% to 13.6% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $23,783,860 or 9.5% of the net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	500 U.S. Treasury Bond	Short	$(55,607,131)	$(55,781,250)	$(174,119)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$7,500,000	5.732%	3 month USD- LIBOR-BBA	May 16, 2008/ May 16, 2038	$(313,746)
Lehman Brothers Special Financing, Inc.	$15,000,000	3.896%	USD-BMA-Municipal Swap Index	October 23, 2007/ October 23, 2037	$577,300
Lehman Brothers Special Financing, Inc.	$10,950,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(62,372)
Merrill Lynch Capital Services, Inc.	$7,500,000	5.817%	3 month USD- LIBOR-BBA	April 1, 2008/ April 1, 2038	$(412,450)
					$(211,268)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begun interest rate payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$368,265,544
Gross unrealized appreciation	$20,432,755
Gross unrealized depreciation	(7,537,639)
Net unrealized appreciation	$12,895,116

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh President and Principal Executive Officer
Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh President and Principal Executive Officer
Date:	October 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer and Principal Financial Officer
Date:	October 23, 2007